Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events	Subsequent EventsThe Company has completed an evaluation of all subsequent events after the balance sheet date of September 30, 2021 through the date this Quarterly Report on Form 10-Q was filed with the SEC, to ensure that this filing includes appropriate disclosure of events both recognized in the financial statements as of September 30, 2021, and events which occurred subsequently but were not recognized in the financial statements. The Company has concluded that no subsequent events have occurred that require disclosure, except as disclosed within these financial statements and except as disclosed below.	Subsequent Events
The Company has completed an evaluation of all subsequent events after the audited balance sheet date of December 31, 2020 through the date this Registration Statement on Form S-1 was filed with the SEC, to ensure that this filing includes appropriate disclosure of events both recognized in the financial statements as of December 31, 2020, and events which occurred subsequently but were not recognized in the financial statements. The Company has concluded that no subsequent events have occurred that require disclosure, except as disclosed within these financial statements and except as disclosed below.
a.Subsequent Events through March 1, 2021
Effects of COVID-19
The Company considered the potential effects of the novel strain of coronavirus (COVID-19) pandemic on the Company. In March 2020, the World Health Organization declared the outbreak of the novel coronavirus disease (“COVID–19”) a pandemic. COVID–19 has rapidly impacted market and economic conditions globally. In an attempt to limit the spread of the virus, various governmental restrictions have been implemented, including restrictions with respect to business activities and travel restrictions, and “shelter–at–home” orders, that may have, an adverse impact on the Company’s business and operations. In light of the evolving nature of COVID–19 and the uncertainty it has produced around the world, it is not possible to predict the COVID–19 pandemic’s cumulative and ultimate impact on the Company’s future business operations, results of operations, financial position, liquidity, and cash flows. The extent of the impact of the pandemic on the Company’s business and financial results will depend largely on future developments, including the duration of the spread of the outbreak both globally and within the U.S., the impact on capital, foreign currencies exchange and financial markets, and governmental or regulatory orders that impact the Company’s business, all of which are highly uncertain and cannot be predicted.
The Company will continue to actively monitor the current international and domestic impacts of and responses to COVID-19 and its related risks.
Opening of a Senior Secured Revolving Credit Facility
On January 12, 2021, the Company executed a credit agreement with JPMorgan Chase Bank, N.A., in the form of a revolving credit facility, that consists of a $45.0 million revolving credit facility and a letter of credit sub-facility with an aggregate limit equal to the lesser of $5.0 million and the aggregate unused amount of the revolving commitments then in effect. The availability of the credit facility is subject to the borrowing base based on an advance rate of 400% multiplied by annualized retention applied to monthly recurring revenue. The credit facility has a maturity of three years and will mature on January 12, 2024.
All obligations under the credit facility will be guaranteed by the Company’s future domestic subsidiaries and, subject to certain exceptions, secured by a security interest in substantially all of the Company’s tangible and intangible assets.
Borrowings under the credit facility bear interest at our option at (i) LIBOR, subject to a 0.50% floor, plus a margin, or (ii) the alternate base rate, subject to a 3.25% floor (or 1.50% prior to an initial public offering or positive consolidated adjusted earnings before interest, taxes, depreciation, and amortization (“adjusted EBITDA”) as of the twelve months most recently ended), plus a margin. For LIBOR borrowings, the applicable rate margin is 2.75% (or 3.50% prior to an initial public offering or positive consolidated adjusted EBITDA as of the twelve months most recently ended). For base rate borrowings, the applicable margin is 0.00% (or 2.50% prior to an initial public offering or positive consolidated adjusted EBITDA as of the twelve months most recently ended). The Company is also required to pay a 0.25% per annum fee on undrawn amounts under our revolving credit facility, payable quarterly in arrears.
b.Subsequent Events through March 16, 2021
Amended and Restated Certificate of Incorporation
On March 3, 2021, the Board approved for filing immediately prior to the effectiveness of the Company’s registration statement in connection with its initial public offering (the IPO), the Amended and Restated Certificate of Incorporation, which shall, among other matters, authorize the Company to issue 1,260,000,000 shares of capital stock, consisting of (i) 1,000,000,000 shares of Class A common stock, $0.00001 par value, (ii) 160,000,000 shares of Class B common stock, $0.00001 par value and (iii) 100,000,000 shares of undesignated preferred stock, $0.00001 par value.
Additionally, upon the effectiveness of the Amended and Restated Certificate of Incorporation, each share of common stock issued and outstanding immediately prior to the effectiveness, shall be reclassified as, and become, one share of Class B common stock.
Each share of Class A common stock entitles the holder to one vote for each share on all matters submitted to a vote of the Company’s stockholders at all meetings of stockholders and written actions in lieu of meetings. Each share of Class B common stock entitles the holder to ten votes for each share on all matters submitted to a vote of the Company’s stockholders at all meetings of stockholders and written actions in lieu of meetings.
Holders of Class A common stock and Class B common stock are entitled to receive dividends, when and if declared by the Board.
Each share of Class B common stock is convertible into one share of Class A common stock at the option of the holder at any time. Automatic conversion shall occur upon the occurrence of (i) a Transfer, as defined in the Amended and Restated Certificate of Incorporation, of such share of Class B common stock, (ii) the affirmative vote of at least two-thirds of the outstanding shares of Class B common stock, voting as a single class, or (iii) on or after the earlier to occur of (a) the seventh year anniversary of the effectiveness of the Amended and Restated Certificate of Incorporation or (b) the date on which the outstanding shares of Class B common stock represents less than 10% of the aggregate number of the then outstanding shares of Class A common stock and Class B common stock. Further, upon either the death or incapacitation of a holder of Class B common stock, the shares held by such shareholder shall automatically be converted into one share of Class A common stock.
Stock Split
On March 15, 2021, the Board approved a 3-for-1 stock-split of the Company’s Class A common stock and Class B common stock. The stock split was approved by the stockholders on March 15, 2021 and became effective on March 15, 2021. Upon the effectiveness of the stock split, (i) every one share of Class A and Class B common stock outstanding was increased to 3 shares of Class A and Class B common stock, (ii) the number of shares of Class B common stock into which each outstanding option to purchase common stock is exercisable was proportionally increased on a 3-for-1 basis, and (iii) the exercise price of each outstanding option to purchase Class B common stock was proportionately decreased on a 3-for-1 basis. Additionally, shares of Class B common stock reserved for issuance upon the conversion of the Company’s Preferred Stock were proportionately increased on a 3-for-1 basis and the respective conversion prices of the Preferred Stock were proportionately reduced. All share and per share data shown in the accompanying consolidated financial statements and related notes have been retroactively revised to reflect the stock split.
2021 Stock Option and Incentive Plan
The SEMrush Holdings, Inc. 2021 Stock Option and Incentive Plan (the 2021 Plan) was adopted by the Board March 3, 2021 and approved by stockholders on March 15, 2021 and will become effective immediately prior to the effectiveness of the Company’s registration statement in connection with its IPO. The 2021 Plan will replace the 2019 Plan as the Board determined not to make additional awards under the 2019 Plan following the pricing of the Company’s IPO. The 2021 Plan allows the compensation committee of the Board to make equity-based and cash-based incentive awards to the Company’s officers, employees, directors and other key persons (including consultants).
The Company initially reserved 13,503,001 shares of Class A common stock for the issuance of awards under the 2021 Plan. The 2021 Plan provides that the number of shares reserved and available for issuance under the plan will automatically increase each January 1, beginning on January 1, 2022, by the lesser of 5% of the outstanding number of shares of Class A and Class B common stock on the immediately preceding December 31, 2020 or such lesser number of shares as determined by the compensation committee. This number is subject to adjustment in the event of a stock split, stock dividend or other change in our capitalization.
2021 Employee Stock Purchase Plan
The SEMrush Holdings, Inc. 2021 Employee Stock Purchase Plan (the ESPP) was adopted by the Board on March 3, 2021 and approved by stockholders on March 15, 2021 and will become effective immediately prior to the effectiveness of the Company’s registration statement in connection with its IPO. The ESPP is intended to qualify as an “employee stock purchase plan” within the meaning of Section 423(b) of the Code. The ESPP initially reserves and authorizes the issuance of up to a total of 3,000,667 shares of Class A common stock to participating employees. The ESPP provides that the number of shares reserved and available for issuance will automatically increase each January 1, beginning on January 1, 2022 and each January 1 thereafter through January 1, 2031, by the least of (i) 1% of the outstanding number of shares of Class A and Class B common stock on the immediately preceding December 31; (ii) 3,000,667 shares or (iii) such lesser number of shares of Class A common stock as determined by the ESPP administrator. The number of shares reserved under the ESPP is subject to adjustment in the event of a stock split, stock dividend or other change in our capitalization.